Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of Net Operating Revenue

	2023	2022	2021
Revenue from supply of energy (a)	31,671	30,158	29,619
Revenue from use of the electricity distribution systems (TUSD)	4,417	3,685	3,448
CVA and Other financial components (1) (4)	(213)	(1,147)	2,146
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (2)	1,909	2,360	1,317
Transmission revenue
Transmission operation and maintenance revenue (b)	373	413	355
Transmission construction revenue (b)	242	407	252
Interest revenue arising from the financing component in the transmission contract asset (b) (Note 14)	524	575	660
Generation indemnity revenue (Note 13.b)	93	47	-
Distribution construction revenue	3,899	3,246	1,852
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	149	39	54
Revenue on financial updating of the Concession Grant Fee (13.b)	412	467	523
Transactions in energy on the CCEE	146	183	1,157
Mechanism for the sale of surplus (c) (13.b)	(4)	453	453
Supply of gas	4,139	4,529	3,470
Fine for violation of service continuity indicator	(139)	(94)	(70)
PIS/Pasep and Cofins credits to be refunded to consumers (3)	-	(830)
Advances for services provided	-	-	154
Other operating revenues (d)	2,316	2,658	1,935
Deductions on revenue (e)	(13,084)	(12,686)	(13,679)

Net revenue	36,850	34,463	33,646

(1)
As per GREG/MME Resolution 3, the effect of the water scarcity tariff ‘Flag’, which was in force until April 2022, resulted in a significant reduction of revenue in 2022. Due to the better hydrological conditions, the tariff flag was ‘green’ as from May 2022, and produced no effect in the whole of 2023.
(2)
More information in note 18.
(3)
This is the result of recognition of the effects of Law 14.385/22, which ordered that the amounts of credits of PIS, Pasep and Cofins wrongly charged on the ICMS tax component of electricity bills should be reimbursed in their entirety to the customers of electricity distributors.
(4)
This income derives from the total additions and amortizations shown in note 13.d.

Schedule of Revenue from Energy Supply

	MWh (1)			R$
	2023	2022	2021	2023	2022	2021
Residencial	12,092	11,217	11,186	10,794	10,133	11,124
Industrial	18,088	18,204	16,361	5,903	5,991	5,275
Commercial, services and others	9,469	8,957	8,334	6,314	6,155	5,520
Rural	3,063	3,093	3,975	2,238	2,050	2,566
Public authorities	956	856	729	786	660	583
Public lighting	1,056	1,138	1,226	498	535	718
Public services	1,045	1,400	1,418	744	841	879

Subtotal	45,769	44,865	43,229	27,277	26,365	26,665
Own consumption	30	31	33	-	-	-
Unbilled revenue	-	-	-	166	(189)	(14)

	45,799	44,896	43,262	27,443	26,176	26,651

Wholesale supply to other concession holders (1)	17,328	16,777	10,825	4,183	3,894	3,023
Wholesale supply unbilled, net	-	-	-	45	88	(55)

Total	63,127	61,673	54,087	31,671	30,158	29,619

(1)
Data not audited by external auditors.
(2)
The volume reported does not include the distributed generation market, which corresponded to 3,910,204 MWh in 2023 (2,672,285 MWh in 2022).
(3)
Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

Schedule of Transmission Concession Contract

	2023	2022	2021
Construction and upgrades revenue	242	407	252
Construction and upgrades costs	(172)	(291)	(183)

Margin	70	116	69

Mark-up (%)	40.70%	39.86%	37.40%

Operation and maintenance revenue	373	413	355
Operation and maintenance cost	(292)	(287)	(235)

Margin	81	126	120

Mark-up (%)	27.74%	43.90%	50.88%

Schedule of Other Operating Revenues

	2023	2022	2021
Charged service	21	19	17
Services rendered	85	66	53
Low-income subsidy	401	321	269
subsidy SCEE (1)	129	-	-
subsidy Eletrobras (2)	51	432	-
Tariff flags subsidy	78	290	-
Others subsidies (3)	1,031	962	1,323
Rental and leasing (2)	412	493	211
Contractual indemnities	6	-	27
Other	102	75	35

Total	2,316	2,658	1,935

(1)
Revenue under the Electricity Offsetting System (Sistema de Compensação de Energia Elétrica – SCEE), governing offsetting for distributed generation, released by ANEEL in the 2023 Tariff Review.
(2)
This refers to the amounts injected by Eletrobras or by its subsidiaries under CNPE Resolution 15/2021, passed through to companies holding electricity distribution concessions or permissions.
(3)
This is revenue arising from subsidies applying to tariffs paid by users of distribution service, it includes tariff subsidies applying to tariffs paid by or relating to: supply from incentive-bearing source load; rural supply; nocturnal irrigation; incentive-bearing generation; public services; as well as revenue recognizing subsidies related to the Program to Encourage Voluntary Reduction of Electricity Consumption.
(4)
The amount shown for from January to December 2022 comprises R$ 187 for the debt recognition agreement signed with a major client in June 2022, for use of infrastructure (distribution poles) in the period January 2019 to May 2022.

Schedule of Deduction on Revenue

	2023	2022	2021
Taxes on revenue
ICMS (1)	5,043	4,892	6993
Cofins	3,032	2,948	2842
PIS/Pasep	658	643	618
others	7	5	11

	8,740	8,488	10,464

Charges to the customer
Global Reversion Reserve (RGR)	12	14	15
Energy Efficiency Program (PEE)	74	69	74
Energy Development Account (CDE)	3,949	4,057	2658
Research and Development (R&D)	37	35	34
National Scientific and Technological Development Fund (FNDCT)	53	49	55
Energy System Expansion Research (EPE of MME)	27	25	27
Customer charges - Proinfa alternative sources program	63	77	66
Energy services inspection fee	37	33	35
Royalties for use of water resources	53	54	37
Customer charges - the ‘Flag Tariff’ system	-	(252)	162
CDE on R&D	16	15	21
CDE on PEE	23	22	31

	4,344	4,198	3,215

Total	13,084	12,686	13,679

(1)
On June 23, 2022, Complementary Law 194 came into force with immediate effect, making changes to the National Tax Code (CTN) and to Complementary Law 87/96 (the ‘Kandir Law’) including: (i) classifying electricity, among other goods, as essential, (ii) prohibiting the setting of rates of ICMS tax for transactions with these goods at a level higher than those of transactions in general, and (iii) removing this tax from electricity transmission and distribution services, and from sector charges linked to electricity operations. In February 2023 judgment was given in Action for Unconstitutionality (Ação Direta de Inconstitucionalidade – ADI) No. 7195, which suspended the effects of Article 3, Sub-item X, of Complementary Law 87/96, as amended by Complementary Law 194/2022, which had excluded transmission and distribution services, and sector charges related to electricity operations, from the calculation base for ICMS tax. Cemig has adjusted its procedures due to this decision.